Share-Based Compensation (Tables) - Stock Options [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Schedule of equity plan to purchase the Company's common stock

During 2017, the Company granted the following options outside of any equity plan with the attributes described below to purchase the Company's common stock (amounts in US$'s, except share data):

Grant Date	Underlying Shares	Option Price	Full Vesting Date	Expiration Date
January 9, 2017	100,000	$2.90	January 9, 2019	January 7, 2021
August 3, 2017	5,130,000	$0.50	August 3, 2017	August 3, 2021
November 9, 2017	2,000,000	$0.50	November 9, 2017	November 9, 2021
December 13, 2017	200,000	$1.00	November 13, 2019	December 13, 2021

During 2018, the Company granted the following options outside of any equity plan with the attributes described below to purchase the Company's common stock (amounts in US$'s, except share data):

Grant Date	Underlying Shares	Vesting	Option Price	Full Vesting Date	Expiration Date
March 28, 2018	100,000	50% in one year; 50% in two years from grant date	$1.00	March 28, 2020	March 28, 2022
May 16, 2018	330,000	Immediate vesting	$1.00	May 16, 2018	May 16, 2022
May 16, 2018	130,000	50% in one year; 50% in two years from grant date	$1.00	May 16, 2020	May 16, 2022
September 26, 2018	6,000,000	$4,000,000 new government orders	$0.65	December 21, 2018	September 26, 2022

Schedule of assumptions used to estimate fair value stock options granted
2020
Expected dividend yield	0%
Expected volatility	38.17%
Risk-free interest rate	0.205 - 0.310%
Expected life of options	3.25 - 5.00 years

2019
Expected dividend yield	0%
Expected volatility	90%
Risk-free interest rate	2.40-2.47%
Expected life of options	4.0 years

Schedule of stock option activity
	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2019	8,695,000	$0.63	1.34	$2,264,760
Exercisable – December 31, 2019	8,695,000	0.63	1.34	2,264,760
Granted	2,725,506	0.26
Exercised	—	—
Cancelled or Expired	(1,100,000)	0.67
Outstanding – September 30, 2020	10,320,506	$0.53	2.26	$19,338,950
Exercisable – September 30, 2020	10,220,506	$0.53	2.24	$19,206,950

	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – January 10, 2019	13,990,000	$0.61	3.15	$—
Exercisable – January 10, 2019	13,610,000	0.59	2.42	—
Granted	180,000	1.06
Exercised	—	—
Cancelled or Expired	(50,000)	0.90
Outstanding – September 30, 2019	14,120,000	$0.61	1.68	$3,796,960
Exercisable – September 30, 2019	13,745,000	$0.60	1.67	$3,796,960

	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – January 10, 2019	13,990,000	$0.61	3.15	$—
Granted	180,000	1.06
Exercised	(5,250,000)	0.57
Cancelled or Expired	(225,000)	0.72
Outstanding – December 31, 2019	8,695,000	$0.63	1.34	$2,264,760
Exercisable – December 31, 2019	8,695,000	$0.63	1.34	$2,264,760